Derivative Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Commodity Contracts [Member]
Outstanding derivative contracts
Gross contract notional amount	$ 347.6	$ 983.4
Foreign Currency Exchange Contracts [Member]
Outstanding derivative contracts
Gross contract notional amount	$ 56.8	$ 94.4